SHARE-BASED COMPENSATION (Outstanding stock options) (Details)	12 Months Ended
	Jan. 03, 2021 shares $ / shares	Dec. 29, 2019 shares gal $ / shares	Dec. 29, 2019 shares gal $ / shares $ / shares	Dec. 29, 2019 $ / shares	Dec. 30, 2018 $ / shares	Dec. 30, 2018 $ / shares
CAD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number, outstanding, beginning of fiscal period (in shares)	1,550,000	1,993,000	1,993,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 36.33	$ 35.65	$ 35.65		$ 33.60
Exercised (in shares)	(87,000)	(443,000)	(443,000)
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 24.22	$ 26.45
Number, outstanding, end of fiscal period (in shares)	1,463,000	1,550,000	1,550,000
USD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number, outstanding, beginning of fiscal period (in shares)	669,000	669,000	669,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | (per share)	$ 27.27			$ 29.01		$ 29.01
Forfeited (in shares) | gal		0	0
Weighted average exercise price of share options forfeited in share-based payment arrangement | $ / shares			$ 0
Granted (in shares)		1,387,000	1,387,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares			$ 26.43
Number, outstanding, end of fiscal period (in shares)	2,056,000	669,000	669,000